Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Summary of significant accounting policies [Abstract]
Schedule of Information Related to VIE's

	December 31, 2016	December 31, 2017
	US$	US$
Current assets	143,994,102	160,889,349
Non-current assets	10,184	287,409
Total assets	144,004,286	161,176,758

Current liabilities	109,607,206	132,170,781
Non-current liabilities	-	-

Total liabilities	109,607,206	132,170,781

	Year ended December 31, 2016	Year ended December 31, 2017
	US$	US$
Revenue	-	-
Cost of revenue	-	-
Net loss	(1,256,925)	(7,266,337)
Net cash used in operating activities	(111,519,380)	(18,569,850)
Net cash used in investing activities	(8,552)	-
Net cash provided/(used in) by financing activities	136,924,739	(13,688,554)

Schedule Of Foreign Currency Translation
	December 31, 2015	December 31, 2016	December 31, 2017

Year end RMB: US$ exchange rate	6.4936	6.9370	6.5342
Period average RMB: US$ exchange rate	6.2272	6.6401	6.7547

Schedule Of Useful Lives
Corporate aircraft	15 years
Vehicles	5 years
Furniture and fixtures	5 years

Schedule Of Interest Expense

	2015	2016	2017
	US$	US$	US$
Amortization of issuance cost related to other long term debt	6,554,767	9,371,957	4,384,801
Interest expense related to capital leases	2,617,000	2,055,995	1,705,739
Interest on borrowings	171,035,655	196,243,562	197,410,532

Total interest costs	180,207,422	207,671,514	203,501,072
Total interest costs capitalized	(159,926,006)	(177,814,682)	(137,347,632)

Interest expense, net	20,281,416	29,856,832	66,153,440